Consolidated Statements of Stockholders’ Deficit - 12 months ended Dec. 31, 2024 - USD ($)	Preferred Stock Previously Reported	Preferred Stock Retroactive application of Business Combination	Preferred Stock	Common Stock Class A Previously Reported	Common Stock Class A Retroactive application of Business Combination	Common Stock Class A	Common Stock Class B Previously Reported	Common Stock Class B Retroactive application of Business Combination	Common Stock Class B	Common Stock Previously Reported	Common Stock Retroactive application of Business Combination	Common Stock	Subscription Receivable Previously Reported	Subscription Receivable Retroactive application of Business Combination	Subscription Receivable	Additional Paid-In Capital Previously Reported	Additional Paid-In Capital Retroactive application of Business Combination	Additional Paid-In Capital	Accumulated Deficit Previously Reported	Accumulated Deficit Retroactive application of Business Combination	Accumulated Deficit	Class A	Previously Reported	Retroactive application of Business Combination	Total
Balance at Dec. 31, 2023						$ 177										$ 1,083,966		$ 1,083,789	$ (1,720,841)		$ (1,720,841)		$ (636,875)		$ (636,875)
Balance (in Shares) at Dec. 31, 2023	200					1,766,554				1,310
Retroactive application of Business Combination					$ 177												$ (177)
Retroactive application of Business Combination (in Shares)		(200)			1,766,554						(1,310)
Issuance of RET’s Class A common stock for cash						$ 36												739,964							740,000
Issuance of RET’s Class A common stock for cash (in Shares)						358,985																606,972
Issuance of RET’s Class B common stock for cash									$ 6									124,994							125,000
Issuance of RET’s Class B common stock for cash (in Shares)									57,752
Stock based compensation expense																		2,777,507							2,777,507
Issuance of Class A common stock upon Business Combination, including conversion of Coliseum’s Private Placement Warrants into Class A common stock						$ 492												(1,041,664)							(1,041,172)
Issuance of Class A common stock upon Business Combination, including conversion of Coliseum’s Private Placement Warrants into Class A common stock (in Shares)						4,917,806
Prepaid forward purchase agreements						$ 36												(4,127,271)							(4,127,235)
Prepaid forward purchase agreements (in Shares)						361,858
Issuance of Holdco Class A commom stock in connection with PIPE subscriptions						$ 12												1,349,988							1,350,000
Issuance of Holdco Class A commom stock in connection with PIPE subscriptions (in Shares)						118,557
Issuance of Holdco common stock for services																		57,028							57,028
Issuance of Holdco common stock for services (in Shares)						5,000
Net loss																					(4,533,761)				(4,533,761)
Balance at Dec. 31, 2024						$ 753			$ 6									$ 964,335			$ (6,254,602)				$ (5,289,508)
Balance (in Shares) at Dec. 31, 2024						7,528,761			57,752